Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Jul. 01, 2018	Jul. 02, 2017	Jul. 03, 2016
Currently payable:
Federal	$ 156	$ 228	$ 18
State	73	3	130
Foreign	812	2,202	1,893
Total current income tax expense	1,041	2,433	2,041
Deferred tax provision	1,029	1,851	3,027
Total tax provision	$ 2,070	$ 4,284	$ 5,068